RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CAD ($)	Jul. 31, 2025	Jul. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Due to related parties	$ 4,459	$ 6,963
Entity controlled by CFO [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Due to related parties	1,050	1,050
HDSI [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Due to related parties	$ 3,409	$ 5,913